Contingent Payment	12 Months Ended
Dec. 31, 2018
Disclosure Of Contingent Liabilities In Business Combination [Abstract]
Contingent Payment

23. CONTINGENT PAYMENT

	2018	2017
Contingent Payment, Beginning of Year	206	-
Initial Recognition on Acquisition (Note 9)	-	361
Re-measurement (1)	50	(138)
Liabilities Settled or Payable	(124)	(17)
Contingent Payment, End of Year	132	206
Less: Current Portion	15	38
Long-Term Portion	117	168
(1)	Contingent payment is carried at fair value. Changes in fair value are recorded in net earnings.

For the year ended December 31, 2018, $124 million was payable under the contingent payment agreement (2017 – $17 million).